Bonds - Summary of Bonds Issued (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	S/ 937,042	S/ 947,567
Current	39,167	36,655
Non-current	897,875	910,912
GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	611,660	603,657	S/ 604,031
Current	13,422	12,294
Non-current	598,238	591,363
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	325,382	343,910	S/ 363,684
Current	25,745	24,361
Non-current	S/ 299,637	S/ 319,549